Net fees and commissions income - Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Fee and commission expense [abstract]
Fees and commissions paid	₩ 340,083		₩ 339,340	₩ 325,536
Credit card commission	426,820		488,742	446,885
Securities business commission	1,159		1,287	1,414
Others	19,984		15,964	15,695
Total	₩ 788,046	$ 533,184	₩ 845,333	₩ 789,530